Income Taxes - Schedule of Reconciliation of Differences of Statutory and Effective Tax Expenses (Parentheticals) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Reconciliation of Differences of Statutory and Effective Tax Expenses [Abstract]
Tax calculated at tax rate	24.00%	24.00%